Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Founder Group Limited (the “Company”) was incorporated in the British Virgin Islands on May 18, 2023 with registered office at Trinity Chambers, P.O Box 4301, Road Town, Tortola, British Virgin Islands while principal place of business of the Company at No. 17, Jalan Astana 1D, Bandar Bukit Raja 41050 Klang, Selangor, Malaysia.

The group structure which represents the operating subsidiaries and dormant companies as of the reporting date is as follow:

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

	Percentage of effective ownership
	June 30,
Name	Date of incorporation	2025	2024	Place of incorporation	Principal activities
		%	%
Founder Group Limited	May 18, 2023	—	—	British Virgin Islands	Holding company
Founder Energy Sdn. Bhd.	April 13, 2021	100	100	Malaysia	Business of renewable energy activities and related business and activities of holding companies
Founder Energy (Singapore) Pte Ltd	May 27, 2022	100	100	Singapore	Dormant
Founder Assets Sdn. Bhd.	September 21, 2022	100	100	Malaysia	Business in the investment of renewable energy project
Founder Assets (Thailand) Company Limited	January 14, 2025	99.99	—	Thailand	Dormant
Founder Solar Solution Sdn. Bhd.	February 10, 2025	100	—	Malaysia	Business of renewable energy activities

The Company provides engineering, procurement, construction and commissioning (“EPCC”) services for solar photovoltaic (“PV”) facilities in Malaysia primarily through Founder Energy Sdn. Bhd and Founder Solar Solution Sdn. Bhd.

On April 13, 2021, Mr. Lee Seng Chi incorporate Founder Energy Sdn. Bhd. with 100% equity interest.

On August 25, 2021, Reservoir Energy Link Bhd acquired 51% equity interest in Founder Energy Sdn. Bhd. from Mr. Lee Seng Chi.

Founder Energy (Singapore) Pte Ltd was incorporated and domiciled in Singapore for future business expansion purpose in Singapore.

Founder Assets Sdn. Bhd. and Founder Assets (Thailand) Company Limited were incorporated and domiciled in Malaysia and Thailand respectively to carry out business in the investment of renewable energy project.